Offerings - Offering: 1	Jun. 30, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount Registered | shares	17,250,000
Proposed Maximum Offering Price per Unit | $ / shares	50
Maximum Aggregate Offering Price	$ 862,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 119,111.25
Offering Note

(1)
Includes 2,250,000 shares of common stock, $0.10 par value per share, of the registrant that may be offered and sold pursuant to the exercise in full of the underwriters’ over-allotment option to purchase additional shares of common stock. Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3ASR (File No. 333-297116), filed with the Securities and Exchange Commission on June 29, 2026 (the “Registration Statement”), was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, and is paid herewith. This “Calculation of Filing Fee” table shall be deemed to update the “Calculation of Filing Fee” table in the Registration Statement. The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering.